TAXATION - Movement of Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
At beginning of year	¥ (1,047,994)	¥ (357,198)	¥ (243,141)
Current year additions	(492,555)	(744,084)	(222,649)
Utilization and reversal of valuation allowances	211,972	53,288	108,592
At end of year	¥ (1,328,577)	¥ (1,047,994)	¥ (357,198)